Acquisitions and Dispositions of Real Estate Property (Tables)	9 Months Ended
Sep. 30, 2015
Business Combinations [Abstract]
Schedule of Acquisition Estimated Fair Value
The following table summarizes the acquisition date fair values of the assets acquired and liabilities assumed, which we determined using level two and level three inputs (in thousands):

Land and improvements	$38,119
Buildings and improvements	515,702
Acquired lease intangibles	14,299
Goodwill (1)	56,408
Other assets	8,027
Total assets acquired	632,555
Tenant deposits	8,801
Lease intangible liabilities	3,729
Accounts payable and other liabilities	1,468
Total liabilities assumed	13,998
Net assets acquired	$618,557

(1)	As it relates to the HCT acquisition, goodwill was allocated to us on a relative fair value basis from total goodwill recognized by Ventas.

Unaudited Pro Forma
Below is a summary of the statement of income for the specialty valuation firm we acquired in August 2015 for the period from acquisition through September 30, 2015 (in thousands):

Revenues:
Real estate services fee income	$763
Total revenues	763
Expenses:
Depreciation and amortization	94
General, administrative and professional fees	704
Total expenses	798
Loss before income taxes	(35)
Income tax benefit	42
Net income	$7
The following table illustrates the effect on revenues and net income attributable to CCP as if we had consummated the acquisitions completed during the nine months ended September 30, 2015 as of January 1, 2014.

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014
	(In thousands)
Revenues	$86,198	$86,498	$257,683	$264,835
Net income attributable to CCP	37,736	38,834	108,257	138,603